NUO
Nuveen Ohio Quality Municipal Income Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.3% (100.0% of Total Investments)
	MUNICIPAL BONDS – 149.7% (99.6% of Total Investments)
	Consumer Discretionary – 1.0% (0.7% of Total Investments)
$2,680	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	$3,133,912
	Consumer Staples – 4.8% (3.2% of Total Investments)
20,605	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	3,318,847
1,025	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	1,186,612
9,555	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	11,076,443
31,185	Total Consumer Staples			15,581,902
	Education and Civic Organizations – 12.1% (8.0% of Total Investments)
725	Allen County Port Authority Economic Development, Ohio, Revenue Bonds, University of Northwestern, Refunding Series 2021A, 4.000%, 12/01/40	6/31 at 100.00	BBB-	824,209
	Lorain County Community College District, Ohio, General Receipts Revenue Bonds, Refunding Series 2017:
1,305	5.000%, 12/01/32	6/27 at 100.00	Aa2	1,570,046
1,200	5.000%, 12/01/33	6/27 at 100.00	Aa2	1,440,528
505	5.000%, 12/01/34	6/27 at 100.00	Aa2	605,227
	Miami University of Ohio, General Receipts Bonds, Series 2012:
480	4.000%, 9/01/32	9/22 at 100.00	AA	500,342
1,000	4.000%, 9/01/33	9/22 at 100.00	AA	1,041,740
	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2011:
130	5.000%, 9/01/33	9/21 at 100.00	AA	131,570
1,960	5.000%, 9/01/36	9/21 at 100.00	AA	1,983,677
	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2014:
4,375	5.000%, 9/01/33	9/24 at 100.00	AA	4,972,756
2,500	4.000%, 9/01/39	9/24 at 100.00	AA	2,728,600
2,585	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/41	9/26 at 100.00	AA	3,117,407
1,125	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2020A, 4.000%, 9/01/45	9/30 at 100.00	AA	1,346,108

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
$120	5.000%, 11/01/27	5/22 at 100.00	AA	$124,936
590	5.000%, 11/01/32	5/22 at 100.00	AA	614,184
5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2013, 5.000%, 12/01/43	12/22 at 100.00	A+	5,315,450
1,000	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Series 2020A, 5.000%, 12/01/29	No Opt. Call	Aa1	1,327,450
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,093,630
1,000	University of Cincinnati, Ohio, General Receipts Bonds, Green Bond Series 2014C, 5.000%, 6/01/41	12/24 at 100.00	AA-	1,139,140
3,175	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	3,791,648
1,375	University of Kentucky, General Receipts Bonds, University of Kentucky Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44	5/29 at 100.00	AA-	1,583,340
	Youngstown State University, Ohio, General Receipts Bonds, Refunding Series 2017:
1,555	5.000%, 12/15/29	12/26 at 100.00	A+	1,881,737
1,670	5.000%, 12/15/30	12/26 at 100.00	A+	2,012,550
34,375	Total Education and Civic Organizations			39,146,275
	Health Care – 12.8% (8.5% of Total Investments)
3,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement Series 2013, 5.000%, 11/15/38	5/23 at 100.00	AA-	3,246,480
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
2,250	5.000%, 12/01/37	12/27 at 100.00	A-	2,726,685
1,000	5.000%, 12/01/47	12/27 at 100.00	A-	1,195,750
2,945	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	3,457,784
1,660	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	1,880,647
2,400	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	2,482,512
1,730	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	2,105,341
200	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	AA-	234,242
300	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 6.000%, 8/15/43	6/21 at 100.00	A-	301,020
820	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	826,970
6,105	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44	2/23 at 100.00	BB+	6,344,133

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$4,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49	11/29 at 100.00	AA-	$5,233,410
2,090	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A, 5.000%, 1/01/33	1/28 at 100.00	AA	2,627,903
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2013A:
1,000	5.000%, 1/15/28	1/23 at 100.00	A	1,067,780
2,000	5.000%, 1/15/29	1/23 at 100.00	A	2,130,860
1,605	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/44	12/29 at 100.00	A-	1,994,437
555	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	631,301
	Wood County, Ohio, Hospital Facilities Revenue Bonds, Wood County Hospital Project, Refunding and Improvement Series 2012:
890	5.000%, 12/01/37	12/22 at 100.00	N/R	902,950
1,845	5.000%, 12/01/42	12/22 at 100.00	N/R	1,864,981
36,895	Total Health Care			41,255,186
	Housing/Multifamily – 1.0% (0.7% of Total Investments)
60	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler Project, Series 2002A, 5.550%, 5/20/22 (AMT)	6/21 at 100.00	Aaa	60,213
3,215	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (AMT)	6/21 at 100.00	Aa1	3,221,687
3,275	Total Housing/Multifamily			3,281,900
	Industrials – 1.1% (0.7% of Total Investments)
3,495	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc, Series 1992, 6.450%, 12/15/21	No Opt. Call	A3	3,599,186
	Tax Obligation/General – 18.5% (12.3% of Total Investments)
2,500	Clark-Shawnee Local School District, Clark County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2017, 5.000%, 11/01/54	11/27 at 100.00	AA	2,977,475
1,050	Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 12/01/43	6/28 at 100.00	AA+	1,288,245
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006:
4,310	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	3,987,526
5,835	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	5,267,255
2,250	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/29	10/28 at 100.00	AAA	2,912,265
500	Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital Improvement Series 2020A, 4.000%, 12/01/34	6/30 at 100.00	AA	608,385
2,425	Cuyahoga Falls City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2021, 4.000%, 12/01/51 – BAM Insured, (WI/DD, Settling 6/15/21)	6/28 at 100.00	AA	2,799,832

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
$900	5.000%, 12/01/32	12/25 at 100.00	Aaa	$1,077,993
1,000	5.000%, 12/01/34	12/25 at 100.00	Aaa	1,195,310
1,730	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/31	12/23 at 100.00	AAA	1,932,202
	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014:
1,260	5.000%, 11/01/30	11/24 at 100.00	Aa2	1,439,449
1,540	5.000%, 11/01/31	11/24 at 100.00	Aa2	1,756,524
1,005	Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019, 5.000%, 12/01/53	6/29 at 100.00	AA+	1,254,471
2,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 0.000%, 12/01/21	No Opt. Call	Aa1	2,156,631
	Lorain County, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2020B:
345	4.000%, 12/01/29	12/25 at 100.00	Aa2	397,050
145	4.000%, 12/01/30	12/25 at 100.00	Aa2	166,766
240	4.000%, 12/01/40	12/25 at 100.00	Aa2	268,010
415	4.000%, 12/01/45	12/25 at 100.00	Aa2	460,567
4,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	6,016,050
1,305	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006, 5.500%, 12/01/24 – AMBAC Insured	No Opt. Call	Aa3	1,531,130
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V:
2,500	5.000%, 5/01/33	5/28 at 100.00	AAA	3,162,650
1,250	5.000%, 5/01/34	5/28 at 100.00	AAA	1,577,475
1,365	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2020C, 5.000%, 3/01/37	3/31 at 100.00	AA+	1,832,936
4,000	Southwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55	1/28 at 100.00	Aa2	4,511,520
1,500	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32	No Opt. Call	AA	2,059,275
4,000	Sycamore Community School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement Series 2020, 4.000%, 12/01/45	6/29 at 100.00	AAA	4,744,960
1,200	Toledo, Ohio, General Obligation Bonds, Limited Tax Capital Improvement Series 2020, 4.000%, 12/01/35	12/30 at 100.00	A2	1,417,560
1,000	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%, 12/01/48	12/27 at 100.00	AAA	1,208,360
52,230	Total Tax Obligation/General			60,007,872

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 24.7% (16.5% of Total Investments)
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2:
$1,250	5.000%, 10/01/31	4/28 at 100.00	AA	$1,546,337
1,000	5.000%, 10/01/32	4/28 at 100.00	AA	1,234,120
	Cleveland, Ohio, Income Tax Revenue Bonds, Subordinate Lien Improvement and Refunding Series 2017A-2:
435	5.000%, 10/01/30	10/27 at 100.00	AA	533,958
700	5.000%, 10/01/33	10/27 at 100.00	AA	852,775
950	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	1,017,878
1,920	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/44	12/25 at 100.00	Aa1	2,244,691
2,500	Franklin County Convention Facilities Authority, Ohio, Lease Appropriation Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/46	12/29 at 100.00	AA	3,076,400
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
2,120	5.000%, 6/01/36	6/28 at 100.00	AAA	2,663,547
1,155	5.000%, 6/01/37	6/28 at 100.00	AAA	1,447,608
6,500	5.000%, 6/01/43	6/28 at 100.00	AAA	8,054,930
5,535	5.000%, 6/01/48	6/28 at 100.00	AAA	6,858,474
1,220	Great Oaks Career Campuses Board of Education, Brown, Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison, Pickaway, Ross and Warren, Ohio, Certificates of Participation, School, 4.000%, 12/01/37	12/29 at 100.00	Aa1	1,459,401
1,000	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015, 5.000%, 12/01/34	12/25 at 100.00	AAA	1,187,480
5,565	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	4,919,961
5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A1	5,106,250
6,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I, 4.000%, 10/15/49	10/29 at 100.00	Aa2	6,998,640
1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/24	10/22 at 100.00	Aa3	1,062,530
2,000	Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile Correctional Building Fund Projects, Series 2019A, 5.000%, 4/01/37	4/29 at 100.00	AA	2,544,760
955	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2021-1A, 5.000%, 12/15/32, (WI/DD, Settling 6/08/21)	No Opt. Call	AA	1,342,673
1,250	Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2019, 5.000%, 12/01/48	12/28 at 100.00	AA	1,568,237
1,845	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 – AGM Insured	12/25 at 100.00	AA	2,069,758
520	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50, 144A	12/28 at 100.00	N/R	525,658

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$400	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	$438,356
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	1,024,440
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,450	4.500%, 7/01/34	7/25 at 100.00	N/R	7,100,031
3,580	4.550%, 7/01/40	7/28 at 100.00	N/R	4,022,846
1,780	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	2,000,186
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,645	5.000%, 12/01/23	12/22 at 100.00	AA+	1,763,127
1,200	5.000%, 12/01/24	12/22 at 100.00	AA+	1,285,608
1,000	United Local School District, Columbiana County, Certificates of Participation, School Facilities Project, Series 2021, 4.000%, 12/01/38 – BAM Insured, (WI/DD, Settling 6/17/21)	12/30 at 100.00	AA	1,190,370
2,450	Westerville City School District, Franklin and Delaware Counties, Ohio, Certificates of Participation, School Facilities Project, Series 2018, 5.000%, 12/01/39	12/27 at 100.00	Aa2	2,963,838
69,925	Total Tax Obligation/Limited			80,104,868
	Transportation – 17.2% (11.4% of Total Investments)
	Dayton, Ohio, Airport Revenue Bonds, James M Cox International Airport, Series 2015B:
860	5.000%, 12/01/33 – AGM Insured	12/23 at 100.00	AA	955,271
500	5.000%, 12/01/34 – AGM Insured	12/23 at 100.00	AA	555,390
6,835	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	7,897,842
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
2,500	5.000%, 12/31/35 – AGM Insured (AMT)	6/25 at 100.00	AA	2,848,150
3,000	5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	3,403,770
4,250	5.000%, 6/30/53 (AMT)	6/25 at 100.00	A3	4,786,137
	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-2:
5,000	0.000%, 2/15/37	No Opt. Call	Aa3	3,617,850
11,260	0.000%, 2/15/38	No Opt. Call	Aa3	7,910,150
5,000	0.000%, 2/15/40	No Opt. Call	Aa3	3,305,900
2,050	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	Aa3	2,214,759
15,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Infrastructure Projects, Junior Lien Series 2018A, 5.000%, 2/15/46 (UB) (4)	2/28 at 100.00	Aa3	18,153,450
56,255	Total Transportation			55,648,669

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 40.7% (27.1% of Total Investments) (5)
$8,150	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	$8,350,082
8,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/46 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	9,934,880
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
2,150	5.000%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	A2	2,211,619
1,500	5.000%, 1/01/31 (Pre-refunded 1/01/22) – AGM Insured	1/22 at 100.00	AA	1,542,990
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
1,315	5.000%, 10/01/27 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,463,963
1,520	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,692,186
1,600	5.000%, 10/01/31 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,781,248
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
2,705	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R	2,998,006
8,045	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+	8,956,338
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Series 2014A-1, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	AA	3,357,660
2,035	Cleveland, Ohio, Water Revenue Bonds, Senior Lien Series 2012X, 5.000%, 1/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	AA+	2,093,323
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School Facilities Improvement Series 2011, 5.000%, 11/01/39 (Pre-refunded 11/01/21) – AGM Insured	11/21 at 100.00	Aa3	1,163,302
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,815	5.000%, 12/01/32 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	2,115,001
1,415	5.000%, 12/01/33 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,648,885
1,000	5.000%, 12/01/34 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,165,290
945	5.000%, 12/01/35 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,101,199
10,350	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35 (Pre-refunded 12/01/24)	12/24 at 100.00	Aa1	12,060,751
250	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Aa2	255,590
4,480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 2016-XL0004, 9.294%, 11/15/41 (Pre-refunded 11/15/21), 144A (IF) (4)	11/21 at 100.00	Aa2	4,680,346
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2012:
760	5.250%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	779,600
600	5.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	614,730

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013:
$555	5.250%, 1/01/38 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	$571,717
1,355	5.250%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,395,813
20,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	AA+	22,301,352
3,965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB	4,071,222
725	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	760,547
	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014:
2,950	5.000%, 11/15/39 (Pre-refunded 11/15/24)	11/24 at 100.00	AA+	3,431,410
1,400	5.000%, 11/15/44 (Pre-refunded 11/15/24)	11/24 at 100.00	AA+	1,628,466
2,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+	2,190,720
1,100	Ohio Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2012A, 5.000%, 1/01/38 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa2	1,131,526
10,915	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3	11,814,833
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	Aa3	1,073,440
5,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	5,245,150
450	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	AA	472,064
	Wood County, Ohio, Hospital Facilities Revenue Bonds, Wood County Hospital Project, Refunding and Improvement Series 2012:
1,780	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	1,903,763
3,665	5.000%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	3,919,827
120,335	Total U.S. Guaranteed			131,878,839
	Utilities – 15.8% (10.5% of Total Investments)
1,500	American Municipal Power Ohio Inc, Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,661,670
1,430	American Municipal Power, Inc, Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	1,695,394
1,660	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	A	2,051,162
1,815	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 0.000%, 11/15/33 – NPFG Insured	No Opt. Call	A-	1,412,832

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
$2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A-	$1,791,180
6,895	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A-	5,527,308
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A-	1,634,955
3,380	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	Aa3	3,921,307
1,000	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%, 12/01/35	12/30 at 100.00	AA+	1,329,130
2,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	2,500
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured	No Opt. Call	A1	838,641
3,225	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	4,158,379
4,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020A, 5.000%, 12/01/50	6/30 at 100.00	AAA	5,825,295
2,290	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019, 4.000%, 12/01/41	12/25 at 100.00	AA+	2,525,046
	Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series 2013:
820	5.000%, 11/15/25	11/23 at 100.00	Aa3	912,316
605	5.000%, 11/15/26	11/23 at 100.00	Aa3	673,897
1,075	5.000%, 11/15/27	11/23 at 100.00	Aa3	1,194,336
695	5.000%, 11/15/28	11/23 at 100.00	Aa3	772,152
10,000	Toledo, Ohio, Water System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 11/15/41 (UB) (4)	11/26 at 100.00	AA-	11,960,200
1,000	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/39, 144A	5/29 at 100.00	A3	1,186,550
48,995	Total Utilities			51,074,250
$459,645	Total Municipal Bonds (cost $439,782,954)			484,712,859

Shares	Description (1)	Value
	COMMON STOCKS – 0.6% (0.4% of Total Investments)
	Electric Utilities – 0.6% (0.4% of Total Investments)
64,677	Energy Harbor Corp (7), (8), (9)	$2,058,863
	Total Common Stocks (cost $1,843,715)	2,058,863
	Total Long-Term Investments (cost $441,626,669)	486,771,722
	Floating Rate Obligations – (6.2)%	(20,000,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (45.6)% (10)	(147,781,649)
	Other Assets Less Liabilities – 1.5%	4,874,057
	Net Asset Applicable to Common Shares – 100%	$323,864,130

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$484,712,859	$ —	$484,712,859
Common Stocks	—	2,058,863	—	2,058,863
Total	$ —	$486,771,722	$ —	$486,771,722

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 30.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.